Intangible assets excluding goodwill - Intangible assets excluding goodwill (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	€ 3,650	€ 2,997
Additions other than through business combinations, intangible assets other than goodwill	416	392
Assets available for use		0
Acquisitions through business combinations, intangible assets other than goodwill	180	841
Amortisation, intangible assets other than goodwill	614	568
Impairment loss recognised in profit or loss, intangible assets other than goodwill	276	126
Decrease through classified as held for sale, intangible assets other than goodwill		82
Increase (decrease) through net exchange differences, intangible assets other than goodwill	169	195
Increase (decrease) in intangible assets other than goodwill	(125)	653
Intangible assets other than goodwill at end of period	3,526	3,650
Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	162	120
Additions other than through business combinations, intangible assets other than goodwill	(3)
Acquisitions through business combinations, intangible assets other than goodwill	1	62
Amortisation, intangible assets other than goodwill	24	21
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Decrease through classified as held for sale, intangible assets other than goodwill		10
Increase (decrease) through net exchange differences, intangible assets other than goodwill	4	12
Increase (decrease) in intangible assets other than goodwill	(22)	42
Intangible assets other than goodwill at end of period	140	162
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	1,143	651
Additions other than through business combinations, intangible assets other than goodwill	0
Acquisitions through business combinations, intangible assets other than goodwill	3	544
Amortisation, intangible assets other than goodwill	141	126
Impairment loss recognised in profit or loss, intangible assets other than goodwill	6	3
Decrease through classified as held for sale, intangible assets other than goodwill		3
Increase (decrease) through net exchange differences, intangible assets other than goodwill	71	80
Increase (decrease) in intangible assets other than goodwill	(74)	492
Intangible assets other than goodwill at end of period	1,070	1,143
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	1,000	869
Additions other than through business combinations, intangible assets other than goodwill	51	9
Acquisitions through business combinations, intangible assets other than goodwill	177	235
Amortisation, intangible assets other than goodwill	140	114
Impairment loss recognised in profit or loss, intangible assets other than goodwill	46	57
Decrease through classified as held for sale, intangible assets other than goodwill		11
Increase (decrease) through net exchange differences, intangible assets other than goodwill	59	69
Increase (decrease) in intangible assets other than goodwill	102	131
Intangible assets other than goodwill at end of period	1,102	1,000
Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	599	622
Additions other than through business combinations, intangible assets other than goodwill	0	1
Assets available for use	118	247
Acquisitions through business combinations, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	206	219
Impairment loss recognised in profit or loss, intangible assets other than goodwill	123	51
Decrease through classified as held for sale, intangible assets other than goodwill		17
Increase (decrease) through net exchange differences, intangible assets other than goodwill	5	17
Increase (decrease) in intangible assets other than goodwill	(206)	(22)
Intangible assets other than goodwill at end of period	393	599
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	414	398
Additions other than through business combinations, intangible assets other than goodwill	257	261
Assets available for use	(118)	(247)
Amortisation, intangible assets other than goodwill	1	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	81	15
Decrease through classified as held for sale, intangible assets other than goodwill		6
Increase (decrease) through net exchange differences, intangible assets other than goodwill	31	23
Increase (decrease) in intangible assets other than goodwill	88	17
Intangible assets other than goodwill at end of period	502	414
Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	287	295
Additions other than through business combinations, intangible assets other than goodwill	109	117
Assets available for use		0
Acquisitions through business combinations, intangible assets other than goodwill	0	0
Amortisation, intangible assets other than goodwill	100	85
Impairment loss recognised in profit or loss, intangible assets other than goodwill	17	0
Decrease through classified as held for sale, intangible assets other than goodwill		34
Increase (decrease) through net exchange differences, intangible assets other than goodwill	1	(7)
Increase (decrease) in intangible assets other than goodwill	(7)	(8)
Intangible assets other than goodwill at end of period	280	287
Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	44	44
Additions other than through business combinations, intangible assets other than goodwill	1	2
Assets available for use		0
Acquisitions through business combinations, intangible assets other than goodwill		0
Amortisation, intangible assets other than goodwill	3	3
Impairment loss recognised in profit or loss, intangible assets other than goodwill	2	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(2)	1
Increase (decrease) in intangible assets other than goodwill	(6)	1
Intangible assets other than goodwill at end of period	39	44
Gross carrying amount [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	9,944	8,883
Intangible assets other than goodwill at end of period	10,602	9,944
Gross carrying amount [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	644	556
Intangible assets other than goodwill at end of period	647	644
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,590	2,036
Intangible assets other than goodwill at end of period	2,735	2,590
Gross carrying amount [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,605	2,434
Intangible assets other than goodwill at end of period	2,947	2,605
Gross carrying amount [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	2,701	2,519
Intangible assets other than goodwill at end of period	2,605	2,701
Gross carrying amount [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	505	480
Intangible assets other than goodwill at end of period	648	505
Gross carrying amount [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	754	723
Intangible assets other than goodwill at end of period	869	754
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	146	135
Intangible assets other than goodwill at end of period	152	146
Accumulated depreciation, amortisation and impairment [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(6,294)	(5,886)
Intangible assets other than goodwill at end of period	(7,077)	(6,294)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(481)	(437)
Intangible assets other than goodwill at end of period	(507)	(481)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,447)	(1,385)
Intangible assets other than goodwill at end of period	(1,665)	(1,447)
Accumulated depreciation, amortisation and impairment [member] | Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(1,605)	(1,565)
Intangible assets other than goodwill at end of period	(1,845)	(1,605)
Accumulated depreciation, amortisation and impairment [member] | Product development [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(2,102)	(1,897)
Intangible assets other than goodwill at end of period	(2,212)	(2,102)
Accumulated depreciation, amortisation and impairment [member] | Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(91)	(83)
Intangible assets other than goodwill at end of period	(146)	(91)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(467)	(427)
Intangible assets other than goodwill at end of period	(589)	(467)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill at beginning of period	(101)	(91)
Intangible assets other than goodwill at end of period	€ (113)	€ (101)